QUARTERLY REPORT
Syntax Stratified MidCap ETF
September 30, 2021

Syntax Stratified MidCap ETF
Schedule of Investments
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.7%
Acadia Healthcare Co., Inc.(a)	407	$25,958
ACI Worldwide, Inc.(a)	1,226	37,675
Acuity Brands, Inc.	93	16,123
Adient PLC(a)	243	10,072
AECOM(a)	226	14,272
Affiliated Managers Group, Inc.	163	24,628
AGCO Corp.	229	28,059
Alleghany Corp.(a)	38	23,728
ALLETE, Inc.	392	23,332
Alliance Data Systems Corp.	208	20,985
Amedisys, Inc.(a)	147	21,918
American Campus Communities, Inc.	473	22,917
American Eagle Outfitters, Inc.	1,091	28,148
American Financial Group, Inc.	129	16,232
Amkor Technology, Inc.	352	8,782
Antero Midstream Corp.	1,761	18,350
Apartment Income REIT Corp.	472	23,038
AptarGroup, Inc.	69	8,235
Arrow Electronics, Inc.(a)	85	9,545
Arrowhead Pharmaceuticals, Inc.(a)	816	50,943
ASGN, Inc.(a)	139	15,726
Ashland Global Holdings, Inc.	72	6,417
Aspen Technology, Inc.(a)	622	76,382
Associated Banc-Corp	1,140	24,419
AutoNation, Inc.(a)	283	34,458
Avient Corp.	311	14,415
Avis Budget Group, Inc.(a)	331	38,565
Avnet, Inc.	251	9,279
Axon Enterprise, Inc.(a)	162	28,353
BancorpSouth Bank	203	6,045
Bank of Hawaii Corp.	299	24,569
Bank OZK	143	6,146
Belden, Inc.	170	9,904
BJ's Wholesale Club Holdings, Inc.(a)	503	27,625
Black Hills Corp.	329	20,648
Blackbaud, Inc.(a)	215	15,125
Boston Beer Co., Inc., Class A(a)	83	42,309
Boyd Gaming Corp.(a)	331	20,939
Brighthouse Financial, Inc.(a)	857	38,762
Brink's Co.	401	25,383
Brixmor Property Group, Inc.	221	4,886
Brooks Automation, Inc.	856	87,612
Brunswick Corp.	227	21,626
Builders FirstSource, Inc.(a)	302	15,625
Cable One, Inc.	30	54,394
Cabot Corp.	130	6,516
CACI International, Inc., Class A(a)	79	20,706
Callaway Golf Co.(a)	568	15,694
Camden Property Trust	158	23,300
Capri Holdings Ltd.(a)	544	26,335
Carlisle Cos, Inc.	41	8,150
Security Description	Shares	Value
Carter's, Inc.	287	$27,908
Casey's General Stores, Inc.	155	29,210
Cathay General Bancorp	149	6,167
CDK Global, Inc.	932	39,657
Cerence, Inc.(a)	145	13,936
ChampionX Corp.(a)	1,333	29,806
Chemed Corp.	56	26,047
Chemours Co.	208	6,044
Choice Hotels International, Inc.	80	10,110
Churchill Downs, Inc.	89	21,367
Ciena Corp.(a)	1,457	74,817
Cimarex Energy Co.	304	26,509
Cirrus Logic, Inc.(a)	549	45,210
CIT Group, Inc.	211	10,961
Clean Harbors, Inc.(a)	293	30,434
Cleveland-Cliffs, Inc.(a)	726	14,382
CMC Materials, Inc.	50	6,162
CNO Financial Group, Inc.	1,683	39,618
CNX Resources Corp.(a)	1,870	23,599
Cognex Corp.	336	26,954
Coherent, Inc.(a)	312	78,028
Colfax Corp.(a)	507	23,271
Columbia Sportswear Co.	289	27,698
Commerce Bancshares, Inc.	167	11,637
Commercial Metals Co.	543	16,540
CommVault Systems, Inc.(a)	182	13,706
Compass Minerals International, Inc.	252	16,229
Concentrix Corp.(a)	117	20,709
CoreSite Realty Corp.	531	73,565
Corporate Office Properties Trust	161	4,344
Coty, Inc., Class A(a)	8,588	67,502
Cousins Properties, Inc.	117	4,363
Cracker Barrel Old Country Store, Inc.	294	41,113
Crane Co.	125	11,851
Cree, Inc.(a)	114	9,203
Crocs, Inc.(a)	204	29,270
Cullen/Frost Bankers, Inc.	102	12,099
Curtiss-Wright Corp.	102	12,870
CyrusOne, Inc.	1,028	79,578
Dana, Inc.	414	9,207
Darling Ingredients, Inc.(a)	315	22,649
Deckers Outdoor Corp.(a)	71	25,574
Dick's Sporting Goods, Inc.	226	27,068
Digital Turbine, Inc.(a)	234	16,088
Donaldson Co., Inc.	328	18,830
Douglas Emmett, Inc.	134	4,236
DTE Midstream, LLC(a)	377	17,432
Dycom Industries, Inc.(a)	213	15,174
Eagle Materials, Inc.	138	18,100
East West Bancorp, Inc.	81	6,281
EastGroup Properties, Inc.	58	9,665
EMCOR Group, Inc.	127	14,653

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Emergent BioSolutions, Inc.(a)	923	$46,215
Encompass Health Corp.	334	25,063
Energizer Holdings, Inc.	1,865	72,828
EnerSys	275	20,471
Envestnet, Inc.(a)	520	41,725
Envista Holdings Corp.(a)	609	25,462
EPR Properties	103	5,086
EQT Corp.(a)	1,144	23,406
Equitrans Midstream Corp.	1,970	19,976
Essent Group Ltd.	522	22,973
Essential Utilities, Inc.	457	21,059
Evercore, Inc., Class A	111	14,837
Exelixis, Inc.(a)	2,640	55,810
FactSet Research Systems, Inc.	70	27,635
Fair Isaac Corp.(a)	85	33,824
Federated Hermes, Inc.	833	27,073
First American Financial Corp.	231	15,489
First Financial Bankshares, Inc.	135	6,203
First Horizon Corp.	736	11,989
First Industrial Realty Trust, Inc.	186	9,687
First Solar, Inc.(a)	101	9,641
FirstCash, Inc.	221	19,338
Five Below, Inc.(a)	161	28,466
Flowers Foods, Inc.	1,883	44,495
Flowserve Corp.	544	18,860
Fluor Corp.(a)	1,858	29,672
FNB Corp.	536	6,228
Foot Locker, Inc.	564	25,752
Fox Factory Holding Corp.(a)	58	8,383
FTI Consulting, Inc.(a)	114	15,356
Fulton Financial Corp.	390	5,959
GameStop Corp., Class A(a)	208	36,498
GATX Corp.	168	15,046
Genpact Ltd.	392	18,624
Gentex Corp.	712	23,482
Glacier Bancorp, Inc.	116	6,421
Globus Medical, Inc., Class A(a)	322	24,672
Goodyear Tire & Rubber Co.(a)	560	9,912
Graco, Inc.	256	17,912
Graham Holdings Co., Class B	51	30,047
Grand Canyon Education, Inc.(a)	338	29,730
Greif, Inc., Class A	200	12,920
Grocery Outlet Holding Corp.(a)	1,186	25,582
GXO Logistics, Inc.(a)	180	14,119
H&R Block, Inc.	1,057	26,425
Haemonetics Corp.(a)	195	13,765
Hain Celestial Group, Inc.(a)	1,166	49,882
Halozyme Therapeutics, Inc.(a)	1,274	51,826
Hancock Whitney Corp.	258	12,157
Hanover Insurance Group, Inc.	123	15,943
Harley-Davidson, Inc.	597	21,856
Hawaiian Electric Industries, Inc.	610	24,906
Security Description	Shares	Value
Healthcare Realty Trust, Inc.	1,956	$58,250
HealthEquity, Inc.(a)	244	15,801
Helen of Troy Ltd.(a)	303	68,078
Herman Miller, Inc.	400	15,064
Hexcel Corp.(a)	118	7,008
Highwoods Properties, Inc.	103	4,518
Hill-Rom Holdings, Inc.	85	12,750
HollyFrontier Corp.	1,000	33,130
Home BancShares, Inc.	281	6,612
Hubbell, Inc.	49	8,853
Hudson Pacific Properties, Inc.	166	4,361
Huntington Bancshares, Inc.	1	15
IAA, Inc.(a)	562	30,668
ICU Medical, Inc.(a)	56	13,069
IDACORP, Inc.	241	24,915
II-VI, Inc.(a)	158	9,379
Ingevity Corp.(a)	91	6,495
Ingredion, Inc.	258	22,965
Insperity, Inc.	149	16,500
Integra LifeSciences Holdings Corp.(a)	185	12,669
Interactive Brokers Group, Inc., Class A	628	39,150
International Bancshares Corp.	143	5,955
Iridium Communications, Inc.(a)	1,244	49,573
ITT, Inc.	130	11,159
J2 Global, Inc.(a)	584	79,786
Jabil, Inc.	828	48,330
Jack in the Box, Inc.	392	38,153
Janus Henderson Group PLC	623	25,749
Jazz Pharmaceuticals PLC(a)	391	50,912
JBG SMITH Properties	149	4,412
Jefferies Financial Group, Inc.	458	17,006
JetBlue Airways Corp.(a)	2,001	30,595
John Wiley & Sons, Inc., Class A	526	27,462
Jones Lang LaSalle, Inc.(a)	167	41,431
KAR Auction Services, Inc.(a)	1,867	30,600
KB Home	711	27,672
KBR, Inc.	377	14,854
Kemper Corp.	605	40,408
Kennametal, Inc.	653	22,352
Kilroy Realty Corp.	69	4,569
Kinsale Capital Group, Inc.	101	16,332
Kirby Corp.(a)	346	16,594
Knight-Swift Transportation Holdings, Inc.	282	14,424
Kohl's Corp.	569	26,794
Lamar Advertising Co., Class A	46	5,219
Lancaster Colony Corp.	254	42,878
Landstar System, Inc.	92	14,519
Lattice Semiconductor Corp.(a)	748	48,358
Lear Corp.	57	8,919
LendingTree, Inc.(a)	253	35,377
Lennox International, Inc.	48	14,120
LHC Group, Inc.(a)	149	23,380

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Life Storage, Inc.	188	$21,571
Lincoln Electric Holdings, Inc.	175	22,538
Lithia Motors, Inc.	88	27,900
Littelfuse, Inc.	83	22,681
LivaNova PLC(a)	317	25,103
LiveRamp Holdings, Inc.(a)	282	13,319
Louisiana-Pacific Corp.	209	12,826
Lumentum Holdings, Inc.(a)	915	76,439
Macerich Co.	290	4,846
Manhattan Associates, Inc.(a)	87	13,314
ManpowerGroup, Inc.	133	14,401
Marriott Vacations Worldwide Corp.	86	13,530
Masimo Corp.(a)	98	26,530
MasTec, Inc.(a)	168	14,495
Mattel, Inc.(a)	806	14,959
Maximus, Inc.	192	15,974
MDU Resources Group, Inc.	637	18,900
Medical Properties Trust, Inc.	2,809	56,377
Medpace Holdings, Inc.(a)	272	51,484
Mercury General Corp.	677	37,689
Mercury Systems, Inc.(a)	207	9,816
MGIC Investment Corp.	1,562	23,368
Middleby Corp.(a)	135	23,019
Mimecast Ltd.(a)	210	13,356
Minerals Technologies, Inc.	87	6,076
MKS Instruments, Inc.	530	79,982
Molina Healthcare, Inc.(a)	103	27,945
MSA Safety, Inc.	190	27,683
MSC Industrial Direct Co., Inc., Class A	125	10,024
Murphy Oil Corp.	1,100	27,467
Murphy USA, Inc.	199	33,285
National Fuel Gas Co.	425	22,321
National Instruments Corp.	1,867	73,242
National Retail Properties, Inc.	110	4,751
National Storage Affiliates Trust	412	21,749
Navient Corp.	854	16,849
NCR Corp.(a)	1,987	77,016
Nektar Therapeutics(a)	3,308	59,412
Neogen Corp.(a)	617	26,796
NetScout Systems, Inc.(a)	1,955	52,687
Neurocrine Biosciences, Inc.(a)	547	52,463
New Jersey Resources Corp.	604	21,025
New York Community Bancorp, Inc.	479	6,165
New York Times Co., Class A	584	28,774
NewMarket Corp.	21	7,114
Nordson Corp.	97	23,101
Nordstrom, Inc.(a)	1,110	29,360
NorthWestern Corp.	402	23,035
NOV, Inc.(a)	2,255	29,563
Nu Skin Enterprises, Inc., Class A	1,498	60,624
NuVasive, Inc.(a)	459	27,471
nVent Electric PLC	671	21,693
Security Description	Shares	Value
OGE Energy Corp.	722	$23,797
Old Republic International Corp.	676	15,636
Olin Corp.	304	14,668
Ollie's Bargain Outlet Holdings, Inc.(a)	415	25,016
Omega Healthcare Investors, Inc.	1,785	53,479
ONE Gas, Inc.	324	20,532
Option Care Health, Inc.(a)	1,007	24,430
Oshkosh Corp.	182	18,631
Owens Corning	90	7,695
PacWest Bancorp	142	6,435
Papa John's International, Inc.	301	38,224
Park Hotels & Resorts, Inc.(a)	535	10,240
Patterson Cos, Inc.	405	12,207
Paylocity Holding Corp.(a)	54	15,142
Pebblebrook Hotel Trust	467	10,465
Penumbra, Inc.(a)	47	12,526
Performance Food Group Co.(a)	667	30,989
Perrigo Co. PLC	1,200	56,796
Physicians Realty Trust	238	4,194
Pilgrim's Pride Corp.(a)	789	22,944
Pinnacle Financial Partners, Inc.	61	5,739
PNM Resources, Inc.	512	25,334
Polaris, Inc.	185	22,137
Post Holdings, Inc.(a)	412	45,386
PotlatchDeltic Corp.	253	13,050
Primerica, Inc.	266	40,866
PROG Holdings, Inc.	644	27,054
Progyny, Inc.(a)	449	25,144
Prosperity Bancshares, Inc.	87	6,188
PS Business Parks, Inc.	65	10,188
Qualys, Inc.(a)	125	13,911
Quidel Corp.(a)	182	25,689
R1 RCM, Inc.(a)	773	17,014
Rayonier, Inc.	362	12,916
Regal Beloit Corp.	79	11,877
Reinsurance Group of America, Inc.	206	22,920
Reliance Steel & Aluminum Co.	114	16,236
RenaissanceRe Holdings Ltd.	161	22,443
Repligen Corp.(a)	177	51,151
Rexford Industrial Realty, Inc.	162	9,194
RH(a)	23	15,339
RLI Corp.	163	16,344
Royal Gold, Inc.	154	14,705
RPM International, Inc.	184	14,288
Ryder System, Inc.	188	15,549
Sabra Health Care REIT, Inc.	3,613	53,183
Sabre Corp.(a)	7,260	85,958
Saia, Inc.(a)	61	14,520
Sailpoint Technologies Holdings, Inc.(a)	312	13,379
Sanderson Farms, Inc.	121	22,772
Science Applications International Corp.	233	19,935
Scientific Games Corp., Class A(a)	1,067	88,636

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Scotts Miracle-Gro Co.	464	$67,911
SEI Investments Co.	442	26,211
Selective Insurance Group, Inc.	208	15,710
Semtech Corp.(a)	632	49,277
Sensient Technologies Corp.	73	6,649
Service Corp. International/US	473	28,503
Signature Bank	20	5,446
Silgan Holdings, Inc.	317	12,160
Silicon Laboratories, Inc.(a)	327	45,832
Simpson Manufacturing Co., Inc.	77	8,237
Six Flags Entertainment Corp.(a)	331	14,068
Skechers USA, Inc., Class A(a)	632	26,620
SL Green Realty Corp.	63	4,463
SLM Corp.	1,098	19,325
SolarEdge Technologies, Inc.(a)	84	22,278
Sonoco Products Co.	211	12,571
Southwest Gas Holdings, Inc.(a)	322	21,535
Spire, Inc.	345	21,107
Spirit Realty Capital, Inc.	100	4,604
Sprouts Farmers Market, Inc.(a)	1,282	29,704
STAAR Surgical Co.(a)	177	22,750
Steel Dynamics, Inc.	257	15,029
Stericycle, Inc.(a)	414	28,140
Sterling Bancorp	267	6,664
Stifel Financial Corp.	589	40,028
STORE Capital Corp.	143	4,580
Sunrun, Inc.(a)	570	25,080
Synaptics, Inc.(a)	256	46,011
Syneos Health, Inc.(a)	555	48,551
SYNNEX Corp.	81	8,432
Synovus Financial Corp.	144	6,320
Tandem Diabetes Care, Inc.(a)	215	25,667
Targa Resources Corp.	404	19,881
Taylor Morrison Home Corp.(a)	1,110	28,616
TEGNA, Inc.	2,379	46,914
Telephone and Data Systems, Inc.	2,991	58,325
Tempur Sealy International, Inc.	342	15,872
Tenet Healthcare Corp.(a)	362	24,051
Teradata Corp.(a)	279	16,001
Terex Corp.	424	17,850
Tetra Tech, Inc.	98	14,635
Texas Capital Bancshares, Inc.(a)	414	24,848
Texas Roadhouse, Inc.	426	38,907
Thor Industries, Inc.	195	23,938
Timken Co.	117	7,654
Toll Brothers, Inc.	482	26,650
Tootsie Roll Industries, Inc.	1,456	44,306
TopBuild Corp.(a)	70	14,337
Toro Co.	277	26,983
Travel + Leisure Co.	238	12,978
Trex Co., Inc.(a)	145	14,780
Security Description	Shares	Value
Tri Pointe Homes, Inc.(a)	1,340	$28,167
Trinity Industries, Inc.	687	18,666
TripAdvisor, Inc.(a)	2,261	76,535
UGI Corp.	493	21,012
UMB Financial Corp.	125	12,089
Umpqua Holdings Corp.	308	6,237
United Bankshares, Inc.	178	6,476
United States Steel Corp.	649	14,259
United Therapeutics Corp.(a)	248	45,776
Univar Solutions, Inc.(a)	437	10,409
Universal Display Corp.	50	8,548
Unum Group	1,525	38,217
Urban Edge Properties	278	5,090
Urban Outfitters, Inc.(a)	945	28,057
Valley National Bancorp	486	6,469
Valmont Industries, Inc.	36	8,464
Valvoline, Inc.	472	14,717
Viasat, Inc.(a)	1,219	67,130
Victoria's Secret & Co.(a)	479	26,470
Vishay Intertechnology, Inc.	471	9,462
Visteon Corp.(a)	223	21,049
Vontier Corp.	819	27,518
Washington Federal, Inc.	724	24,840
Watsco, Inc.	35	9,262
Webster Financial Corp.	487	26,522
Wendy's Co.	1,753	38,005
Werner Enterprises, Inc.	310	13,724
WEX, Inc.(a)	94	16,557
Williams-Sonoma, Inc.	163	28,905
Wingstop, Inc.	212	34,753
Wintrust Financial Corp.	150	12,056
Woodward, Inc.	99	11,207
World Wrestling Entertainment, Inc., Class A	764	42,983
Worthington Industries, Inc.	156	8,221
Wyndham Hotels & Resorts, Inc.	139	10,729
Xerox Holdings Corp.	2,518	50,788
XPO Logistics, Inc.(a)	174	13,847
Yelp, Inc.(a)	2,186	81,407
YETI Holdings, Inc.(a)	162	13,882
TOTAL INVESTMENTS—99.7% (Cost $8,560,089)		9,770,205
OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		29,552
NET ASSETS—100.0%		$9,799,757

(a)	Non-income producing security.

LLC=Limited Liability Corporation
PLC=Public Limited Company
REIT=Real Estate Investment Trust

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified MidCap ETF
INVESTMENTS:
Common Stock	$9,770,205	$—	$—	$9,770,205
Total	$9,770,205	$—	$—	$9,770,205

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

INDUSTRY BREAKDOWN
AS OF September 30, 2021*
INDUSTRY	PERCENTAGE OF NET ASSETS
Healthcare Providers and Facilities	4.0%
Commercial Hardware	3.8
Marketed Pharmaceuticals	3.7
Business Software for Specific Uses	3.1
Production Equipment	2.9
Real Estate Banking	2.6
Semiconductor Services and Equipment	2.5
Content Providers	2.5
Information and Electrical Components	2.4
Consumer Insurance	2.4
Operators and Developers	2.4
Internet Services	2.4
Rental	2.4
Restaurants	2.3
Commercial Insurance	2.3
Processed Foods	2.3
Home Office and Consumer Equipment Manufacture	2.2
Transportation Services	2.0
Upstream Energy	1.9
Auto Products	1.9
Distribution Services	1.8
Specialty Services	1.8
Gas and Water Utilities	1.7
Telecommunication Networks	1.7
Business Software for Specific Industries	1.6
Non Real Estate Banking	1.6
Search and Social Networks	1.6
Investment Services	1.6
Management and IT Services	1.6
Transaction Services	1.6
Home Office and Consumer Equipment Retail	1.6
Medical Research Services and Equipment	1.6
Mechanical Components	1.5
Medical Devices	1.5
Hospital Equipment	1.5
Household Products	1.4
Analog and Mixed Signal Integrated Circuits	1.4
Personal Products	1.3
Electric Regulated	1.3
Other Natural Resources	1.2
Chemicals	1.2
Food Distributors	1.2
Branded Apparel	1.1
INDUSTRY	PERCENTAGE OF NET ASSETS
Apparel Retailers	1.1%
Accessories and Footwear	1.1
Metals	1.1
Downstream	1.0
Digital Integrated Circuits	1.0
Midstream	0.9
Primary Foods	0.9
Online Distribution Networks	0.9
Brokers and Dealers	0.8
Other Pharmaceuticals	0.6
Healthcare Insurance	0.5
Clinical Stage Pharmaceuticals	0.5
End User Hardware	0.5
Electric Competitive	0.5
Contract Electronics Services	0.5
Transport Aerospace and Defense Equipment	0.5
Alcohol and Tobacco	0.4
Consumer Services	0.3
Healthcare Products Distribution	0.1
Industrial Conglomerates	0.1
Capital Markets	0.0
Other Assets in Excess of Liabilities	0.3
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Syntax Stratified MidCap ETF
Notes to Schedule of Investments
September 30, 2021 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2021 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.